FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 03, 2021 USD ($)
Fair Value Disclosures [Abstract]
Unrealized (loss) gain on short-term investments	$ (1)	$ (29)
Embedded debt derivative	675	675
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities	8,528	2,650
Change in estimated fair value of earn-out liabilities	47,038	0
Unrealized (loss) gain on short-term investments	$ (1)	$ (29)
Public And Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities			$ 16,487
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.10